	Putnam Retirement Advantage 2025 Fund
	The fund's portfolio
	11/30/23 (Unaudited)
		Shares	Value
	Multi-Asset Income Funds (58.9%)*
	Putnam Multi-Asset Income Fund Class P(AFF)	847,829	$8,257,854

	Total Multi-Asset Income Funds (cost $8,256,122)		$8,257,854
	Asset Allocation Funds (35.3%)*
	Putnam Dynamic Asset Allocation Balanced Fund Class P(AFF)	61,999	$923,791
	Putnam Dynamic Asset Allocation Conservative Fund Class P(AFF)	409,074	4,025,284

	Total Asset Allocation Funds (cost $5,025,413)		$4,949,075
	Short-term Investments (5.9%)*
	Putnam Short Term Investment Fund Class G 5.57%(AFF)	820,949	$820,949

	Total Short-term Investments (cost $820,949)		$820,949

	Total Investments (cost $14,102,484)		$14,027,878
*	Percentages indicated are based on net assets of $14,027,264.

Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2023 through November 30, 2023 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.
(AFF)	Affiliated Company.
	Security valuation: The price of the fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests, which are classified as Level 1 or Level 2 securities under Accounting Standards Codification Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam Funds are determined based on the policies contained in each underlying Putnam Fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.
	ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
	Level 1: Valuations based on quoted prices for identical securities in active markets.
	Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

	Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
	The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
			Valuation inputs
	Investments in securities:	Level 1	Level 2	Level 3
	Asset Allocation Funds	$4,949,075	$—	$—
	Multi-Asset Income Funds	8,257,854	—	—
	Short-Term Investments	—	820,949	—

	Totals by level	$13,206,929	$820,949	$—

Affiliated transactions
Transactions during the reporting period with a company which is under common ownership or control, or involving securities of companies in which a fund owned at least 5% of the voting securities, were as follows:
Affiliates	Fair value as of 8/31/23	Purchase cost	Sale proceeds	Investment income	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 11/30/23	Fair value as of 11/30/23
Putnam Multi-Asset Income Fund Class P	$6,486,816	$2,042,952	$346,746	$72,658	$(63,390)	$138,222	847,829	$8,257,854
Putnam Dynamic Asset Allocation Balanced Fund Class P	892,198	130,322	112,737	4,648	(17,814)	31,822	61,999	923,791
Putnam Dynamic Asset Allocation Conservative Fund Class P	4,385,468	602,311	984,183	26,357	(199,506)	221,194	409,074	4,025,284
Putnam Short Term Investment Fund Class G	758,300	124,897	62,248	10,761	—	—	820,949	820,949

Totals	$12,522,782	$2,900,482	$1,505,914	$114,424	$(280,710)	$391,238		$14,027,878
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com